Staff costs (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff Costs
Short term employee benefits	£ 677	£ 668	£ 658
Post-employment benefits	21	21	27
Share-based payment	22	53	61
Management Personnal Compensation	£ 720	£ 742	£ 746